Reporting entity and group information (Details) - Schedule of reporting date shareholders	12 Months Ended
Dec. 31, 2021 shares
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	48,807,898
Percentage	100.00%
ads-tec Holding GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	17,620,882
Percentage	36.10%
Bosch Thermotechnik GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	8,062,451
Percentage	16.52%
Robert Bosch GmbH [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	2,400,000
Percentage	4.92%
Others [Member]
Reporting entity and group information (Details) - Schedule of reporting date shareholders [Line Items]
Ordinary shares	20,724,565
Percentage	42.46%